General information and basis of preparation (Tables)	12 Months Ended
Jun. 30, 2021
General information and basis of preparation
Summary of net assets distributed in connection with the Reorganization

As of
December 1, 2018
RMB’000
Assets
Current assets
Amounts due from the controlling shareholder	501,799
Other receivables	9,392
Non-current assets
Intangible assets	916
Total assets	512,107
Liabilities
Other payables	12,950
Current taxation	5,297
Total liabilities	18,247
Net assets distributed in connection with the Reorganization	493,860

Summary of principal subsidiaries of entity

	Date and place of	Group’s effective
	incorporation /	interest
Company name	establishment	(direct or indirect)	Principal activities
MINISO Universal Holding Limited	January 16, 2020 BVI	100%	Investment holding
MINISO Global Holding Limited	January 16, 2020 Hong Kong	100%	Investment holding
MINISO Development HK	January 26, 2020 Hong Kong	100%	Investment holding and wholesale of lifestyle products
MINISO Investment Hong Kong Limited	November 13, 2017 Hong Kong	100%	Investment holding
MINISO Guangzhou	October 18, 2017 PRC	100%	Wholesale and retail of lifestyle products
MINISO (Hengqin) Enterprise Management Co., Ltd.	December 12, 2017 PRC	100%	Brand licensing
MINISO International (Guangzhou) Co., Ltd.	May 16, 2017 PRC	100%	Wholesale of lifestyle products
MINISO Youxuan Technology (Guangzhou) Co., Ltd.	August 15, 2017 PRC	100%	Online sales of lifestyle products
MINISO HK	January 23, 2018 Hong Kong	100%	Wholesale of lifestyle products
Pt. MINISO Lifestyle Trading Indonesia	January 11, 2017 Indonesia	67%	Wholesale and retail of lifestyle products
MINISO Life Style Private Limited	June 22, 2017 India	100%	Wholesale and retail of lifestyle products
USA MINISO Depot Inc.	August 12, 2016 United States	100%	Wholesale and retail of lifestyle products
MIHK Management Inc.	October 17, 2018 Canada	100%	Wholesale and retail of lifestyle products
TOP TOY (Guangdong) Technology Co., Ltd.	September 7, 2021 PRC	100%	Wholesale and retail of art toys